DEBT - (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Jan. 02, 2021	Dec. 28, 2019
Short-term debt
Covenants compliance		we were in compliance with our financial covenants.	we were in compliance with our financial covenants.
Short Term Borrowings From U.S. Commercial Paper
Short-term debt
U.S. Commercial paper		$ 0.0	$ 83.2
U.S. Commercial paper weighted average interest rate			1.98%
Short-Term Borrowings from Euro-Commercial Paper
Short-term debt
Maximum borrowing capacity		$ 500.0
Maturities of the notes		364 days
Covenants compliance		There are no financial covenants under this program.
Euro-Commercial paper		$ 36.9	$ 50.1
Revolving credit facility
Short-term debt
Maximum borrowing capacity		$ 800.0
Covenants compliance	In February 2020, we amended and restated the Revolver, eliminating one of the financial covenants and extending its maturity date to February 13, 2025.